Dividend Payables (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 18, 2021 CNY (¥)	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Nov. 27, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Dividend Payables (Details) [Line Items]
Dividends		¥ 156,254	$ 24,163
Dividends paid	¥ 10,434				¥ 42,300
Dividend Declared [Member]
Dividend Payables (Details) [Line Items]
Dividends		¥ 157,663	$ 24,163	¥ 80,614
Dividend Paid [Member]
Dividend Payables (Details) [Line Items]
Dividends paid				¥ 27,880
Two Dividends [Member]
Dividend Payables (Details) [Line Items]
Dividends paid	¥ 166,688